Summary of Significant Accounting Policies - Advertising expenditures and Government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Sales and marketing
Advertising expenditures and Government grants
Advertising expenses	$ 40,826	¥ 278,841	¥ 189,899	¥ 140,247
Government grants | Other Income
Advertising expenditures and Government grants
Government grants	$ 9,387	¥ 64,111	¥ 1,741	¥ 13,223